Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Carrying amount	$ 51,883	$ 55,413	$ 58,325
Costs
Property, Plant and Equipment
Carrying amount	$ 72,140	$ 72,482	$ 73,770
A power plant
Property, Plant and Equipment
Discount rate (as a percent)	7.20%	8.00%
Impairments	$ 0
Reasonably possible increase in discount rate (as a percent)	100.00%
Increase (decrease) in net loss due to reasonably possible increase in discount rate	$ 0
A power plant | Costs
Property, Plant and Equipment
Carrying amount	$ 27,642	$ 29,931